BNY Mellon Equity Income Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2%
Automobiles & Components — 1.2%
Tesla, Inc.(a)	63,282	25,471,638
Banks — 6.1%
Bank of America Corp.	362,039	18,040,403
Citigroup, Inc.	95,229	10,493,283
Citizens Financial Group, Inc.	89,103	5,363,110
First Horizon Corp.	346,171	8,235,408
JPMorgan Chase & Co.	200,507	60,212,252
Regions Financial Corp.	250,132	6,961,174
The PNC Financial Services Group, Inc.	48,484	10,295,577
U.S. Bancorp	152,024	8,309,632
		127,910,839
Capital Goods — 5.7%
A.O. Smith Corp.	74,811	5,835,258
Cummins, Inc.	41,556	24,263,302
Howmet Aerospace, Inc.	50,980	13,383,779
Hubbell, Inc.	33,710	17,247,047
Illinois Tool Works, Inc.	34,507	10,028,770
Johnson Controls International PLC	179,670	25,926,381
Lockheed Martin Corp.	27,714	18,238,029
Masco Corp.	65,963	4,724,270
		119,646,836
Commercial & Professional Services — .4%
Paychex, Inc.	101,096	9,467,640
Consumer Discretionary Distribution & Retail — 3.2%
Amazon.com, Inc.(a)	283,466	59,527,860
Best Buy Co., Inc.	101,866	6,312,636
		65,840,496
Consumer Durables & Apparel — 1.1%
Hasbro, Inc.	123,896	12,338,803
Ralph Lauren Corp.	26,839	9,731,821
		22,070,624
Consumer Services — 1.4%
Carnival Corp.	69,900	2,205,345
Darden Restaurants, Inc.	106,139	22,697,825
Las Vegas Sands Corp.	90,500	5,133,160
		30,036,330
Consumer Staples Distribution & Retail — .8%
Dollar General Corp.	39,426	6,159,918
Target Corp.	20,655	2,350,333
Walmart, Inc.	63,700	8,150,415
		16,660,666
Energy — 5.5%
APA Corp.(b)	259,180	7,871,297
Chevron Corp.	22,669	4,233,662
ConocoPhillips	96,317	10,928,127
Exxon Mobil Corp.	138,975	21,193,687
Halliburton Co.	306,755	11,043,180
Kinder Morgan, Inc.	259,740	8,641,550

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Energy — 5.5% (continued)
Phillips 66	221,851	34,238,265
Valero Energy Corp.	77,397	15,838,522
		113,988,290
Equity Real Estate Investment Trusts — 1.8%
AvalonBay Communities, Inc.(c)	17,512	3,103,652
BXP, Inc.(c)	72,956	4,200,806
Equity Residential(c)	44,301	2,800,266
Essex Property Trust, Inc.(c)	13,632	3,477,660
Host Hotels & Resorts, Inc.(c)	286,528	5,613,084
Prologis, Inc.(c)	47,867	6,824,398
Simon Property Group, Inc.(c)	50,057	10,204,119
VICI Properties, Inc.(c)	71,755	2,167,719
		38,391,704
Financial Services — 4.6%
BlackRock, Inc.	5,779	6,144,406
Franklin Resources, Inc.	153,000	4,060,620
Jack Henry & Associates, Inc.	13,100	2,128,226
Morgan Stanley	93,826	15,622,967
Northern Trust Corp.	14,200	2,031,878
Rithm Capital Corp.(c)	288,203	2,896,440
State Street Corp.	154,297	19,845,680
T. Rowe Price Group, Inc.	106,957	10,121,341
The Goldman Sachs Group, Inc.	31,681	27,232,037
The Western Union Company(b)	124,098	1,195,064
Visa, Inc., Cl. A(b)	11,925	3,817,670
		95,096,329
Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.	743,413	51,325,233
Archer-Daniels-Midland Co.	58,568	4,043,535
Conagra Brands, Inc.	188,659	3,631,686
PepsiCo, Inc.	47,574	8,075,211
Philip Morris International, Inc.	297,333	55,550,724
The Hershey Company	24,100	5,694,348
		128,320,737
Health Care Equipment & Services — 2.4%
Medtronic PLC	374,088	36,533,434
ResMed, Inc.	16,734	4,288,255
UnitedHealth Group, Inc.	29,989	8,794,874
		49,616,563
Insurance — 3.0%
Assurant, Inc.	151,837	34,860,257
Cincinnati Financial Corp.	31,400	5,148,972
The Allstate Corp.	106,953	22,943,557
		62,952,786
Materials — 3.1%
CF Industries Holdings, Inc.	101,558	10,109,083
DuPont de Nemours, Inc.	238,133	11,916,176
International Paper Co.	137,960	6,008,158
LyondellBasell Industries NV, Cl. A	266,410	15,323,903

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Materials — 3.1% (continued)
Newmont Corp.	79,159	10,290,670
Packaging Corp. of America	45,938	10,664,047
		64,312,037
Media & Entertainment — 8.5%
Alphabet, Inc., Cl. A	191,806	59,797,439
Alphabet, Inc., Cl. C	155,717	48,494,945
Meta Platforms, Inc., Cl. A	72,981	47,304,825
Netflix, Inc.(a)	103,672	9,977,393
The Walt Disney Company	106,629	11,306,939
Versant Media Group, Inc.(a)	12,510	416,833
		177,298,374
Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
Amgen, Inc.	27,884	10,823,453
Bristol-Myers Squibb Co.	620,887	38,724,722
Eli Lilly & Co.	5,000	5,259,950
Gilead Sciences, Inc.	156,341	23,286,992
Johnson & Johnson	148,584	36,912,723
Merck & Co., Inc.	46,158	5,715,284
Pfizer, Inc.	540,704	14,950,466
		135,673,590
Semiconductors & Semiconductor Equipment — 14.3%
Broadcom, Inc.	277,262	88,599,072
Lam Research Corp.	54,191	12,674,733
NVIDIA Corp.	800,331	141,810,650
QUALCOMM, Inc.	194,101	27,632,218
Skyworks Solutions, Inc.	360,241	21,463,159
Texas Instruments, Inc.	31,598	6,702,252
		298,882,084
Software & Services — 4.7%
Dolby Laboratories, Inc., Cl. A	63,895	4,253,490
Microsoft Corp.	238,951	93,845,616
		98,099,106
Technology Hardware & Equipment — 10.1%
Apple, Inc.	471,808	124,642,237
Cisco Systems, Inc.	600,650	47,727,649
Corning, Inc.	42,304	6,361,676
NetApp, Inc.	77,720	7,696,612
Seagate Technology Holdings PLC	60,437	24,648,626
		211,076,800
Telecommunication Services — 4.8%
AT&T, Inc.	1,225,988	34,339,924
Comcast Corp., Cl. A	312,758	9,682,988
Verizon Communications, Inc.	1,117,286	56,020,720
		100,043,632
Transportation — .3%
C.H. Robinson Worldwide, Inc.	28,800	5,335,200
Utilities — 3.5%
American Electric Power Co., Inc.	76,414	10,225,721
Consolidated Edison, Inc.	32,848	3,696,057
Constellation Energy Corp.	38,686	12,761,738
Dominion Energy, Inc.	86,061	5,433,892

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Utilities — 3.5% (continued)
Edison International	248,911	18,603,608
Exelon Corp.	308,616	15,267,233
FirstEnergy Corp.	77,433	3,961,472
NRG Energy, Inc.	15,829	2,832,758
		72,782,479
Total Equity Securities - Common Stocks (cost $1,263,283,109)		2,068,974,780

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $14,023,956)	3.72	14,023,956	14,023,956
Total Investments (cost $1,277,307,065)		99.9%	2,082,998,736
Cash and Receivables (Net)		.1%	2,022,459
Net Assets		100.0%	2,085,021,195

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $11,877,760 and the value of the collateral was
$11,770,618, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Equity Income Fund
February 28, 2026 (Unaudited)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,068,974,780	—	—	2,068,974,780
Investment Companies	14,023,956	—	—	14,023,956
	2,082,998,736	—	—	2,082,998,736

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At February 28, 2026, accumulated net unrealized appreciation on investments was $805,691,671, consisting of $834,222,387 gross unrealized appreciation and $28,530,716 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.